T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

August 31, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 17.1%
Auto Backed 9.7%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.06%, 8/18/26	100	95
ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.53%, 11/15/27 (1)	666	662
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28 (1)	81	80
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28 (1)	100	99
Avis Budget Rental Car Funding AESOP, Series 2018-1A, Class B, 4.00%, 9/20/24 (1)	33	33
Avis Budget Rental Car Funding AESOP, Series 2018-1A, Class D, 5.25%, 9/20/24 (1)	17	17
CarMax Auto Owner Trust, Series 2020-4, Class B, 0.85%, 6/15/26	327	308
CarMax Auto Owner Trust, Series 2023-3, Class A2B, 5.789%, 11/16/26	510	511
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, 5/15/28	340	340
Carvana Auto Receivables Trust, Series 2021-N4, Class B, 1.24%, 9/11/28	11	10
Carvana Auto Receivables Trust, Series 2022-N1, Class A1, 2.31%, 12/11/28 (1)	47	46
Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.36%, 4/12/27 (1)	87	87
Carvana Auto Receivables Trust, Series 2023-P3, 6.09%, 11/10/26 (1)	425	425
Chase Auto Credit Linked Notes, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	522	498
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	50	49
Enterprise Fleet Financing, Series 2020-1, Class A3, 1.86%, 12/22/25 (1)	35	35
Enterprise Fleet Financing, Series 2020-2, Class A2, 0.61%, 7/20/26 (1)	17	17
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	305	283
Enterprise Fleet Financing, Series 2022-3, Class A2, 4.38%, 7/20/29 (1)	604	593
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	400	398
Exeter Automobile Receivables Trust, Series 2021-3A, Class B, 0.69%, 1/15/26	36	36
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80%, 11/17/25	52	52
Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.86%, 12/15/26	100	99
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57%, 1/15/27	250	248
Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.97%, 3/15/27	200	199
Exeter Automobile Receivables Trust, Series 2022-6A, Class A3, 5.70%, 8/17/26	25	25
Exeter Automobile Receivables Trust, Series 2023-1A, Class B, 5.72%, 4/15/27	310	308
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11%, 9/15/27	165	165
Exeter Automobile Receivables Trust, Series 2023-4A, Class A2, 6.07%, 12/15/25	425	425
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31%, 10/15/27	275	275
Ford Credit Auto Lease Trust, Series 2023-A, Class B, 5.29%, 6/15/26	120	118
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31 (1)	430	406
Ford Credit Floorplan Master Owner Trust, Series 2020-1, Class B, 0.98%, 9/15/25	60	60
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B, 5.31%, 5/15/28 (1)	100	99
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.54%, 5/20/27	80	79
HPEFS Equipment Trust, Series 2023-1A, Class A2, 5.43%, 8/20/25 (1)	150	149
JPMorgan Chase, Series 2021-1, Class B, 0.875%, 9/25/28 (1)	47	45
JPMorgan Chase, Series 2021-2, Class B, 0.889%, 12/26/28 (1)	58	56
JPMorgan Chase, Series 2021-2, Class C, 0.969%, 12/26/28 (1)	59	58
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	77	76
Octane Receivables Trust, Series 2023-1A, Class B, 5.96%, 7/20/29 (1)	200	198
Santander Consumer Auto Receivables Trust, Series 2021-BA, Class B, 1.45%, 10/16/28 (1)	4	4
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43%, 3/15/27	250	245

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72%, 6/15/27	150	147
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81%, 1/15/26	45	45
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98%, 2/15/28	85	84
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61%, 10/15/27	635	633
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61%, 7/17/28	765	762
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18%, 2/16/27	555	555
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73%, 4/17/28	190	190
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A2B, 6.038%, 3/22/27 (1)	65	65
Sierra Timeshare Receivables Funding, Series 2018-3A, Class B, 3.87%, 9/20/35 (1)	83	83
World Omni Auto Receivables Trust, Series 2021-A, Class B, 0.64%, 12/15/26	25	23
World Omni Automobile Lease Securitization Trust, Series 2022-A, Class A2, 2.63%, 10/15/24	51	51
World Omni Select Auto Trust, Series 2020-A, Class B, 0.84%, 6/15/26	142	140
		10,789
Collaterized Debt Obligations 0.4%
BlueMountain, Series 2015-3A, Class A1R, CLO, FRN, 3M TSFR + 1.26%, 6.588%, 4/20/31 (1)	241	240
Symphony Static, Series 2021-1A, Class A, CLO, FRN, 3M TSFR + 1.09%, 6.443%, 10/25/29 (1)	194	193
		433
Equipment Lease Heavy Duty 0.4%
MMAF Equipment Finance, Series 2020-A, Class A3, 0.97%, 4/9/27 (1)	237	223
MMAF Equipment Finance, Series 2020-BA, Class A5, 0.85%, 4/14/42 (1)	100	93
MMAF Equipment Finance, Series 2023-A, Class A2, 5.79%, 11/13/26 (1)	105	105
		421
Other Asset-Backed Securities 6.3%
ARI Fleet Lease Trust, Series 2021-A, Class A2, 0.37%, 3/15/30 (1)	39	38
Axis Equipment Finance Receivables, Series 2021-1A, Class A2, 0.75%, 11/20/26	25	25
Axis Equipment Finance Receivables, Series 2022-1A, Class A2, 1.64%, 10/20/27 (1)	109	105
Axis Equipment Finance Receivables, Series 2023-1A, Class A2, 6.09%, 12/20/29 (1)	100	100
Dell Equipment Finance Trust, Series 2023-2, Class A3, 5.65%, 1/22/29 (1)	100	100
DLLAA, Series 2023-1A, Class A2, 5.93%, 7/20/26 (1)	525	525
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	325	326
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26 (1)	280	278
Elara HGV Timeshare Issuer, Series 2017-A, Class A, 2.69%, 3/25/30 (1)	13	12
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (1)	57	54
Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, 12/26/28 (1)	73	72
HPEFS Equipment Trust, Series 2022-1A, Class B, 1.79%, 5/21/29 (1)	1,000	962
Kubota Credit Owner Trust, Series 2023-2A, Class A2, 5.61%, 7/15/26 (1)	685	685
Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 1/18/28 (1)	525	524
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 7/15/30 (1)	430	430
M&T Equipment Notes, Series 2023-1A, Class A3, 5.74%, 7/15/30 (1)	580	579
MVW, Series 2020-1A, Class A, 1.74%, 10/20/37 (1)	89	82
MVW, Series 2021-1WA, Class A, 1.14%, 1/22/41 (1)	47	43
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (1)	63	54

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, FRN, 1M TSFR + 0.80%, 6.118%, 4/20/62 (1)	64	63
Octane Receivables Trust, Series 2021-1A, Class A, 0.93%, 3/22/27 (1)	24	24
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28 (1)	74	72
Octane Receivables Trust, Series 2022-1A, Class A2, 4.18%, 3/20/28 (1)	53	52
Octane Receivables Trust, Series 2022-2A, Class A, 5.11%, 2/22/28 (1)	66	65
Octane Receivables Trust, Series 2023-2A, Class A2, 5.88%, 6/20/31 (1)	175	174
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/31 (1)	77	75
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/32 (1)	207	203
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/32 (1)	127	126
Santander Retail Auto Lease Trust, Series 2020-A, Class B, 1.61%, 1/20/26 (1)	180	171
Sierra Timeshare Receivables Funding, Series 2019-3A, Class A, 2.34%, 8/20/36 (1)	46	43
Sierra Timeshare Receivables Funding, Series 2020-2A, Class A, 1.33%, 7/20/37 (1)	40	37
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	590	589
Verizon Master Trust, Series 2021-1, Class B, 0.69%, 5/20/27	269	259
Verizon Master Trust, Series 2023-2, Class A, 4.89%, 4/13/28	83	82
		7,029
Student Loans 0.3%
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A, 3.42%, 1/15/43 (1)	78	74
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/69 (1)	65	58
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 9/16/69 (1)	75	67
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, 1/15/69 (1)	96	87
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.58%, 4/15/70 (1)	77	67
SMB Private Education Loan Trust, Series 2016-B, Class A2B, FRN, 1M TSFR + 1.56%, 6.875%, 2/17/32 (1)	40	40
		393
Total Asset-Backed Securities (Cost $19,160)		19,065
CORPORATE BONDS 62.7%
Advertising 0.5%
WPP Finance, 3.75%, 9/19/24	600	583
Airlines 0.4%
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1)	400	394
Automotive 2.4%
Daimler Trucks Finance North America, 5.20%, 1/17/25 (1)	150	149
Daimler Trucks Finance North America, FRN, SOFR + 0.75%, 5.968%, 12/13/24 (1)	300	300
Hyundai Capital America, 1.80%, 10/15/25 (1)	410	378
Hyundai Capital America, 5.50%, 3/30/26 (1)	85	84
Hyundai Capital America, 5.65%, 6/26/26 (1)	200	199
LeasePlan, 2.875%, 10/24/24 (1)	400	384
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1)	300	297
Mercedes-Benz Finance North America, 4.95%, 3/30/25 (1)	150	149
Nissan Motor Acceptance, 1.125%, 9/16/24 (1)	400	377
Nissan Motor Acceptance, 3.875%, 9/21/23 (1)	100	100

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Volkswagen Group of America Finance, FRN, SOFR + 0.95%, 6.146%, 6/7/24 (1)	200	201
		2,618
Banking 22.9%
AIB Group, 4.75%, 10/12/23 (1)	200	199
Australia & New Zealand Banking Group, 4.50%, 3/19/24 (1)	800	792
Banco Santander, 5.147%, 8/18/25	400	393
Bank of America, VR, 4.827%, 7/22/26 (2)	200	196
Bank of America, VR, 5.08%, 1/20/27 (2)	200	198
Bank of America, VR, 5.631%, 6/14/24 (2)	300	300
Bank of America, FRN, TSFR + 0.66%, 5.996%, 2/4/25	200	200
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(2)	400	399
Bank of Montreal, 5.30%, 6/5/26	550	548
Bank of Nova Scotia, FRN, TSFR + 0.38%, 5.716%, 7/31/24	250	249
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1)	400	392
Banque Federative du Credit Mutuel, 5.896%, 7/13/26 (1)	400	399
Barclays, 4.375%, 9/11/24	400	392
Barclays, VR, 5.304%, 8/9/26 (2)	400	393
BNP Paribas SA, 4.25%, 10/15/24	500	489
BPCE SA, 2.375%, 1/14/25 (1)	500	471
BPCE SA, 5.70%, 10/22/23 (1)	250	250
Candian Imperial Bank of Commerce, FRN, SOFR + 0.40%, 5.615%, 12/14/23	300	300
Capital One Financial, VR, 1.343%, 12/6/24 (2)	400	394
Capital One Financial, 4.25%, 4/30/25 (3)	180	175
Capital One Financial, FRN, SOFR + 1.35%, 6.685%, 5/9/25	200	199
Citigroup, FRN, SOFR + 0.69%, 6.014%, 1/25/26	500	498
Cooperatieve Rabobank, 4.625%, 12/1/23	750	746
Credit Agricole SA, 3.25%, 10/4/24 (1)	500	485
Danske Bank, VR, 3.773%, 3/28/25 (1)(2)	400	392
Danske Bank , 3.875%, 9/12/23 (1)	200	200
Deutsche Bank, VR, 1.447%, 4/1/25 (2)	300	290
Deutsche Bank, VR, 2.222%, 9/18/24 (2)	300	300
Deutsche Bank, 3.70%, 5/30/24	200	196
Discover Bank, 2.45%, 9/12/24	900	863
Emirates NBD Bank PJSC, 2.625%, 2/18/25	400	381
Fifth Third Bancorp, 2.375%, 1/28/25	160	152
Fifth Third Bank, 3.85%, 3/15/26	650	605
Goldman Sachs Group, FRN, SOFR + 0.50%, 5.702%, 9/10/24	100	100
Goldman Sachs Group, FRN, SOFR + 0.70%, 6.017%, 1/24/25	400	399
Goldman Sachs Group, FRN, SOFR + 1.39%, 6.608%, 3/15/24	50	50
Hana Bank, 4.625%, 10/24/23	600	598
HSBC Holdings, 4.25%, 3/14/24	800	791
Huntington Bancshares, 2.625%, 8/6/24 (3)	225	217
Huntington National Bank, VR, 5.699%, 11/18/25 (2)	335	329
ING Bank NV, 5.80%, 9/25/23 (1)	200	200
ING Groep, VR, 3.869%, 3/28/26 (2)	800	776
Intesa Sanpaolo, 5.25%, 1/12/24	800	797

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Lloyds Banking Group, VR, 2.438%, 2/5/26 (2)	400	379
Lloyds Banking Group, 4.50%, 11/4/24	400	392
Mitsubishi UFJ Financial Group, VR, 5.063%, 9/12/25 (2)	400	396
Mitsubishi UFJ Financial Group, VR, 5.719%, 2/20/26 (2)	400	398
Morgan Stanley, VR, 5.05%, 1/28/27 (2)	240	236
Morgan Stanley Bank, VR, 6.06%, 7/16/25 (2)	800	800
NatWest Group, VR, 5.847%, 3/2/27 (2)	400	398
PNC Bank NA, 3.875%, 4/10/25 (3)	500	484
PNC Financial Services Group, VR, 5.812%, 6/12/26 (2)	240	240
Santander U.K. Group Holdings, VR, 1.089%, 3/15/25 (2)	400	388
Siam Commercial Bank, 3.90%, 2/11/24	400	397
Societe Generale, 4.25%, 4/14/25 (1)	500	482
Societe Generale, 5.00%, 1/17/24 (1)	400	397
Standard Chartered, 5.20%, 1/26/24 (1)	400	398
Standard Chartered, VR, 6.187%, 7/6/27 (1)(2)	400	400
State Bank of India, 4.50%, 9/28/23	200	200
Toronto-Dominion Bank, VR, 6.33%, 7/17/26 (2)	550	550
Truist Financial, FRN, SOFR + 0.40%, 5.601%, 6/9/25	445	434
UBS Group, VR, 2.593%, 9/11/25 (1)(2)	500	482
UBS Group, 3.75%, 3/26/25	500	483
US Bancorp, 3.60%, 9/11/24	100	98
Woori Bank, 4.75%, 4/30/24	400	396
		25,521
Broadcasting 0.4%
Interpublic Group, 4.20%, 4/15/24	400	395
Building & Real Estate 0.2%
EMG SUKUK, 4.564%, 6/18/24	200	197
Cable Operators 0.6%
Charter Communications Operating, 4.908%, 7/23/25	460	452
Cox Communications, 3.15%, 8/15/24 (1)	200	194
		646
Chemicals 0.2%
Celanese US Holdings, 6.05%, 3/15/25	250	250
Consumer Products 0.2%
Mattel, 3.375%, 4/1/26 (1)	285	265
Drugs 1.6%
AbbVie, 3.80%, 3/15/25	1,025	998
Pfizer Investment Enterprises, 4.65%, 5/19/25	350	346
Viatris, 1.65%, 6/22/25	515	477
		1,821
Electric Utilities 0.2%
Israel Electric, 5.00%, 11/12/24	200	197

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Energy 5.4%
APA Infrastructure, 4.20%, 3/23/25 (1)	800	780
DCP Midstream Operating, 5.375%, 7/15/25	740	733
EQT, 6.125%, 2/1/25	550	549
Gray Oak Pipeline, 2.00%, 9/15/23 (1)	325	324
Kinder Morgan, 5.625%, 11/15/23 (1)	700	699
MPLX, 4.875%, 12/1/24	500	494
MPLX, 4.875%, 6/1/25	200	197
Occidental Petroleum, 5.50%, 12/1/25	300	296
Occidental Petroleum, 5.55%, 3/15/26	150	149
Occidental Petroleum, 5.875%, 9/1/25	478	476
Occidental Petroleum, 8.50%, 7/15/27	125	134
ONEOK, 5.55%, 11/1/26	175	175
Pioneer Natural Resources, 5.10%, 3/29/26	155	154
Reliance Industries, 4.125%, 1/28/25	250	244
Sabine Pass Liquefaction, 5.75%, 5/15/24	188	187
Western Midstream Operating, 3.10%, 2/1/25	322	309
Williams, 4.50%, 11/15/23	150	150
		6,050
Exploration & Production 0.9%
Aker BP, 2.00%, 7/15/26 (1)	300	269
Eni, 4.00%, 9/12/23 (1)	500	500
Ovintiv, 5.65%, 5/15/25	270	269
		1,038
Financial 4.9%
AerCap Ireland Capital, 3.15%, 2/15/24	300	296
Air Lease, 4.25%, 2/1/24	200	198
Ally Financial, 3.875%, 5/21/24	400	392
Ally Financial, 4.625%, 3/30/25	200	193
Ally Financial, 5.125%, 9/30/24	200	197
CNO Financial Group, 5.25%, 5/30/25	352	344
Fab Sukuk Co, 3.875%, 1/22/24	200	198
General Motors Financial, 4.00%, 1/15/25	100	97
General Motors Financial, FRN, SOFR + 0.76%, 5.958%, 3/8/24	390	390
General Motors Financial, 6.05%, 10/10/25	300	300
Indian Railway Finance, 3.73%, 3/29/24	400	395
Jackson Financial, 1.125%, 11/22/23	350	347
LSEGA Financing, 0.65%, 4/6/24 (1)	800	773
LSEGA Financing, 1.375%, 4/6/26 (1)	400	360
Nasdaq, 5.65%, 6/28/25	115	116
QNB Finance, 3.50%, 3/28/24	200	197
Synchrony Financial, 4.25%, 8/15/24	190	185
Western Union, 2.85%, 1/10/25	510	488
		5,466

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Food/Tobacco 0.7%
Imperial Brands Finance, 3.125%, 7/26/24 (1)	200	195
Imperial Brands Finance, 4.25%, 7/21/25 (1)	400	385
Reynolds American, 4.45%, 6/12/25	155	152
		732
Forest Products 0.2%
Celulosa Arauco Constitucion, 4.50%, 8/1/24	200	197
Gas & Gas Transmission 0.2%
Kinder Morgan Energy, 4.25%, 9/1/24	200	196
Health Care 1.9%
Baxter International, FRN, TSFR + 0.44%, 5.776%, 11/29/24	250	248
HCA, 5.375%, 2/1/25	950	944
PerkinElmer, 0.55%, 9/15/23	200	200
PerkinElmer, 0.85%, 9/15/24	390	370
Utah Acquisition Sub, 3.95%, 6/15/26	420	397
		2,159
Information Technology 1.5%
Amphenol, 3.20%, 4/1/24	200	197
Baidu, 3.875%, 9/29/23	200	200
Microchip Technology, 0.972%, 2/15/24	500	489
Micron Technology, 4.975%, 2/6/26	450	442
NXP, 4.875%, 3/1/24	400	397
		1,725
Insurance 3.7%
Athene Global Funding, 1.20%, 10/13/23 (1)	60	60
Athene Global Funding, 2.514%, 3/8/24 (1)	250	245
Athene Global Funding, FRN, SOFRINDX + 0.72%, 5.991%, 1/7/25 (1)	200	196
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1)	125	121
Brighthouse Financial Global Funding, 1.20%, 12/15/23 (1)	150	148
Brighthouse Financial Global Funding, FRN, SOFR + 0.76%, 6.05%, 4/12/24 (1)	245	243
Brown & Brown, 4.20%, 9/15/24	150	147
CNO Global Funding, 1.65%, 1/6/25 (1)	400	374
Corebridge Financial, 3.50%, 4/4/25	700	673
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (1)	185	171
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1)	300	297
First American Financial, 4.60%, 11/15/24	390	383
Principal Financial Group, 3.40%, 5/15/25	250	241
Voya Financial, 3.65%, 6/15/26	900	847
		4,146
Manufacturing 0.4%
POSCO, 4.375%, 8/4/25	400	390

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Media & Communications 0.6%
Warnermedia Holdings, 3.638%, 3/15/25	589	569
Warnermedia Holdings, VR, 6.971%, 3/15/24 (2)	75	76
		645
Media & Entertainment 0.4%
Take-Two Interactive Software, 5.00%, 3/28/26	450	445
Metals & Mining 0.4%
ABJA Investment, 5.95%, 7/31/24	400	399
Oil Field Services 0.4%
Energy Transfer, 4.50%, 4/15/24	100	99
Energy Transfer, 5.875%, 1/15/24	350	350
		449
Other Telecommunications 0.4%
British Telecommunications, 4.50%, 12/4/23	400	398
Petroleum 0.5%
Columbia Pipelines Holding, 6.055%, 8/15/26 (1)	45	46
Enbridge, FRN, SOFRINDX + 0.63%, 5.965%, 2/16/24	500	500
		546
Real Estate Investment Trust Securities 2.6%
Brixmor Operating Partnership, 3.65%, 6/15/24	391	382
Essex Portfolio, 3.875%, 5/1/24	750	738
Public Storage, FRN, SOFR + 0.47%, 5.786%, 4/23/24	65	65
Public Storage , VR, 5.897%, 7/25/25 (2)	500	499
Scentre Group Trust, 3.50%, 2/12/25 (1)	900	869
WP Carey, 4.60%, 4/1/24	400	395
		2,948
Retail 0.7%
7-Eleven, 0.80%, 2/10/24 (1)	95	93
Advance Auto Parts, 5.90%, 3/9/26	40	40
Nordstrom, 2.30%, 4/8/24	85	82
Walgreens Boots Alliance, 3.80%, 11/18/24	600	586
		801
Specialty Retailers 0.4%
AutoZone, 5.05%, 7/15/26	500	496
Transportation 0.7%
Penske Truck Leasing, 2.70%, 11/1/24 (1)	200	192
Penske Truck Leasing, 3.45%, 7/1/24 (1)(3)	400	392
Penske Truck Leasing, 3.95%, 3/10/25 (1)	200	193
		777

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Transportation Services 0.3%
HPHT Finance, 2.875%, 11/5/24	400	386
Utilities 4.0%
American Electric Power, 2.031%, 3/15/24	500	489
American Electric Power, 5.699%, 8/15/25	310	310
Constellation Energy Generation, 3.25%, 6/1/25	800	765
Enel Finance International NV, 6.80%, 10/14/25 (1)	400	407
NextEra Energy Capital Holdings, FRN, SOFRINDX + 0.40%, 5.735%, 11/3/23	200	200
NextEra Energy Capital Holdings, 6.051%, 3/1/25	200	201
NRG Energy, 3.75%, 6/15/24 (1)	200	195
Pacific Gas and Electric, 1.70%, 11/15/23	150	149
Pacific Gas and Electric, 4.95%, 6/8/25	200	195
Sempra Energy, 5.40%, 8/1/26	115	115
Southern, 4.475%, 8/1/24	495	488
Southern California Edison, FRN, SOFRINDX + 0.83%, 6.092%, 4/1/24	25	25
Spectra Energy Partners, 4.75%, 3/15/24	200	199
Vistra Operations, 3.55%, 7/15/24 (1)	545	530
Vistra Operations, 5.125%, 5/13/25 (1)	135	131
		4,399
Wireless Communications 1.9%
Rogers Communications, 2.95%, 3/15/25	475	454
Rogers Communications, 3.625%, 12/15/25	400	380
Sprint, 7.125%, 6/15/24	750	756
Sprint, 7.625%, 3/1/26	500	518
		2,108
Total Corporate Bonds (Cost $70,115)		69,783
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.5%
Foreign Govt & Muni (Excl Canadian) 0.5%
Japan Treasury Discount Bill, (0.115)%, 11/13/23 (JPY)	80,000	550
		550
Total Foreign Government Obligations & Municipalities (Cost $550)		550
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 6.1%
Commercial Mortgage-Backed Securities 1.8%
BX Trust, Series 2020-VKNG, Class A, ARM, 1M TSFR + 1.04%, 6.355%, 10/15/37 (1)	596	590
BX Trust, Series 2021-ARIA, Class A, ARM, 1M TSFR + 1.01%, 6.324%, 10/15/36 (1)	665	648
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M TSFR + 1.15%, 6.459%, 12/15/36 (1)	625	623
ONE Mortgage Trust, Series 2021-PARK, Class A, ARM, 1M TSFR + 0.81%, 6.124%, 3/15/36 (1)	115	109
		1,970
Whole Loans Backed 4.3%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	59	56

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1)	99	81
Angel Oak Mortgage Trust, Series 2021-5, Class A1, CMO, ARM, 0.951%, 7/25/66 (1)	124	103
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, ARM, 2.881%, 12/25/66 (1)	101	88
Bellemeade Re, Series 2022-1, Class M1A, CMO, ARM, SOFR30A + 1.75%, 7.037%, 1/26/32 (1)	135	135
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1)	69	59
COLT Funding, Series 2021-4, Class A1, CMO, ARM, 1.397%, 10/25/66 (1)	81	63
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, CMO, ARM, SOFR30A + 0.75%, 6.038%, 10/25/41 (1)	2	2
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, CMO, ARM, SOFR30A + 0.85%, 6.138%, 12/25/41 (1)	60	60
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, CMO, ARM, SOFR30A + 2.40%, 7.696%, 12/25/42 (1)	227	230
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, CMO, ARM, SOFR30A + 2.30%, 7.587%, 1/25/43 (1)	161	163
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, CMO, ARM, SOFR30A + 1.90%, 7.196%, 6/25/43 (1)	58	58
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, CMO, ARM, SOFR30A + 1.70%, 6.987%, 7/25/43 (1)	234	234
Eagle RE, Series 2021-2, Class M1A, CMO, ARM, SOFR30A + 1.55%, 6.838%, 4/25/34 (1)	51	51
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, CMO, ARM, 5.732%, 2/25/68 (1)	173	171
Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M1A, CMO, ARM, SOFR30A + 1.00%, 6.288%, 1/25/42 (1)	154	152
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1A, CMO, ARM, SOFR30A + 1.30%, 6.588%, 2/25/42 (1)	210	210
Freddie Mac STACR REMIC Trust, Series 2022-DNA5, Class M1A, CMO, ARM, SOFR30A + 2.95%, 8.237%, 6/25/42 (1)	213	218
OBX Trust, Series 2022-NQM1, Class A1, CMO, ARM, 2.305%, 11/25/61 (1)	160	135
Progress Residential Trust, Series 2019-SFR4, Class B, CMO, ARM, 2.937%, 10/17/36 (1)	800	769
Progress Residential Trust, Series 2020-SFR3, Class B, CMO, ARM, 1.495%, 10/17/27 (1)	235	214
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 2.692%, 11/25/59 (1)	102	98
Verus Securitization Trust, Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1)	104	88
Verus Securitization Trust, Series 2021-3, Class A1, CMO, ARM, 1.046%, 6/25/66 (1)	756	633
Verus Securitization Trust, Series 2021-4, Class A1, CMO, ARM, 0.938%, 7/25/66 (1)	104	80
Verus Securitization Trust, Series 2021-5, Class A1, CMO, ARM, 1.013%, 9/25/66 (1)	139	112
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	77	68
Verus Securitization Trust, Series 2023-3, Class A1, CMO, ARM, 5.93%, 3/25/68 (1)	315	312
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	139	137
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	74	67
		4,847
Total Non-U.S. Government Mortgage-Backed Securities (Cost $7,022)		6,817
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 2.3%
U.S. Treasury Obligations 2.3%
U. S Treasury Bill, 4.695%, 1/25/24	480	470
U.S. Treasury Bill, 4.803%, 11/9/23 (4)	565	559
U.S. Treasury Bill, 5.395%, 1/18/24 (4)	1,300	1,274

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.875%, 3/31/25	200	196
		2,499
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $2,504)		2,499
SHORT-TERM INVESTMENTS 11.6%
Commercial Paper 11.6%
Arrow Electronics, 5.817% (5)	1,000	997
Bacardi-Martini, 5.934% (5)	700	697
Bacardi-Martini, 5.929% (5)	400	398
Bayer, 6.297% (5)	550	522
Canadian Natural Resources, 6.097% (5)	1,100	1,095
Energy Transfer, 5.751%	1,000	1,000
General Motors Financial, 5.521% (5)	500	500
Harley-Davidson Financial Services, 6.023% (5)	500	499
Harley-Davidson Financial Services, 6.044% (5)	350	349
Ovintiv, 6.171%	800	798
Plains All American Pipeline, 5.651% (5)	1,100	1,100
Quanta Services, 5.807%	1,000	999
Southern California Edison, 5.451% (5)	1,400	1,400
Syngenta Wilmington, 6.32% (5)	1,100	1,099
Targa Resources, 6.182% (5)	1,000	997
Walgreens Boots Alliance, 6.031% (5)	400	398
		12,848
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.40% (6)(7)	1	1
Total Short-Term Investments (Cost $12,849)		12,849
SECURITIES LENDING COLLATERAL 0.8%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 5.40% (6)(7)	894	894
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		894
Total Securities Lending Collateral (Cost $894)		894

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amount in 000s, except for contracts)
Options Purchased 0.0%
Exchange-Traded Options Purchased 0.0%

Description	Contracts	Notional Amount	$ Value
U.S. Treasury two year futures contracts, Call, 09/22/23 @ $103 (8)	15	3,057	1
U.S. Treasury two year futures contracts, Call, 10/27/23 @ $103 (8)	15	3,057	2
Total Options Purchased (Cost $3)			$3

Total Investments in Securities 101.1% of Net Assets (Cost $113,097)	$112,460
Other Assets Less Liabilities (1.1%)	(1,184)
Net Assets 100.0%	$111,276

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $38,236 and represents 34.4% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3)	All or a portion of this security is on loan at August 31, 2023.
(4)	At August 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $10,051 and represents 9.0 % of net assets.
(6)	Seven-day yield
(7)	Affiliated Companies
(8)	Non-income producing.

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
SOFRINDX	SOFR (Secured overnight financing rate) Index
TSFR	Term SOFR (Secured overnight financing rate)
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay upon credit default 12/20/23	125	1	1	—
Protection Sold (Relevant Credit: Citigroup, A3*), Receive 1.00% Quarterly, Pay upon credit default 12/20/23	60	—	—	—
Protection Sold (Relevant Credit: Bank of America, A1*), Receive 1.00% Quarterly, Pay upon credit default 12/20/23	60	—	—	—
Protection Sold (Relevant Credit: Verizon Communications, Baa1*), Receive 1.00% Quarterly, Pay upon credit default 12/20/23	125	—	—	—
Protection Sold (Relevant Credit: Freeport-McMoran, Baa3*), Receive 1.00% Quarterly, Pay upon credit default 6/20/24	200	1	—	1
Protection Sold (Relevant Credit: Hess, Baa3*), Receive 1.00% Quarterly, Pay upon credit default 6/20/24	100	1	—	1
Protection Sold (Relevant Credit: Devon Energy, Baa2*), Receive 1.00% Quarterly, Pay upon credit default 6/20/24	100	1	—	1
Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay upon credit default 6/20/24	275	1	1	—
Protection Sold (Relevant Credit: Verizon Communications, Baa1*), Receive 1.00% Quarterly, Pay upon credit default 6/20/24	275	2	1	1
Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay upon credit default 12/20/24	275	2	1	1
Total Centrally Cleared Credit Default Swaps, Protection Sold				5
Net payments (receipts) of variation margin to date				$(5)
Variation margin receivable (payable) on centrally cleared swaps				$—

*	Credit ratings as of August 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
HSBC Bank	11/13/23	USD	560	JPY	80,000	$4
Net unrealized gain (loss) on open forward currency exchange contracts						$4

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 10 Three Month SOFR Futures Contracts	03/25	(2,395)	$(1)
Short, 32 U.S. Treasury Notes five year contracts	12/23	(3,400)	(22)
Short, 3 U.S. Treasury Notes ten year contracts	12/23	(330)	(3)
Short, 68 U.S. Treasury Notes two year contracts	12/23	(13,818)	(41)
Short, 1 Ultra U.S. Treasury Notes ten year contracts	12/23	(115)	(1)
Long, 10 Three Month SOFR Futures Contracts	06/24	2,370	1
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$(67)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 5/31/23	Purchase Cost	Sales Cost	Value 8/31/23
T. Rowe Price Government Reserve Fund	$86	¤	¤	$895
	Total			$895^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $895.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Ultra Short-Term Bond ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$—	$98,714	$—	$98,714
Short-Term Investments	1	12,848	—	12,849
Securities Lending Collateral	894	—	—	894
Options Purchased	3	—	—	3
Total Securities	898	111,562	—	112,460
Swaps*	—	5	—	5
Forward Currency Exchange Contracts	—	4	—	4
Futures Contracts*	1	—	—	1
Total	$899	$111,571	$—	$112,470
Liabilties
Futures Contracts*	$68	$—	$—	$68

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns.  The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF990-054Q1
08/2023